CONTINGENCIES AND COMMITMENTS (Tables)	12 Months Ended
Aug. 31, 2025
Disclosure of contingent liabilities [abstract]
Disclosure of detailed information about commitments [Table Text Block]
Payments Due by Year
	< 1 Year	1 - 3 Years	4 - 5 Years	> 5 Years	Total
Lease Obligations	$105	$232	$-	$-	$337
Environmental Bonds	48	143	95	-	286
Totals	$153	$375	$95	$-	$623